Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 14,648	$ 2,875	$ 3,069
Accounts receivable, net, including related parties	1,377	709	280
Inventory	1,085	990	852
Prepaid expenses and other current assets	1,447	783	624
Total current assets	18,557	5,357	4,825
Property and equipment, net	1,637	1,770	2,132
Goodwill	1,326	1,325	1,306
Intangible assets, net	1,210	1,313	1,958
Other assets	422	497	278
Total assets	23,152	10,262	10,499
Current liabilities:
Accounts payable and accrued expenses	2,204	2,383	1,351
Development loan	15,000	5,000	0
Revolving credit facility, including accrued interest	10,610	10,458	10,346
Deferred revenue		0	3,000
Unfunded commitment to joint venture	1,546	1,688	659
Accrued payroll and benefits	1,076	1,159	1,172
Total current liabilities	30,436	20,688	16,528
Development loans, net of current portion	0	10,000	0
Promissory note	13,885	16,169	15,852
Total liabilities	44,321	46,857	32,380
Commitments and contingencies (Note 8)
Total convertible preferred stock	0	85,658	85,658
Stockholders’ deficit:
Common stock	4	4	4
Additional paid-in capital	127,683	22,400	21,829
Accumulated deficit	(148,102)	(143,915)	(128,632)
Accumulated other comprehensive loss	(754)	(742)	(740)
Total stockholders’ deficit	(21,169)	(122,253)	(107,539)
Total liabilities, convertible preferred stock and stockholders’ deficit	23,152	10,262	10,499
Restatement Adjustment
Stockholders’ deficit:
Common stock		0
Additional paid-in capital		22,404
Series 1 Preferred Stock
Current liabilities:
Total convertible preferred stock	0	39,658	39,658
Series 2 Preferred Stock
Current liabilities:
Total convertible preferred stock	0	30,000	30,000
Series 3 Preferred Stock
Current liabilities:
Total convertible preferred stock	$ 0	$ 16,000	$ 16,000